22. Borrowings (Details 4) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SummaryOfBorrowingsLineItems [Line Items]
Deb structure, beginning	$ 171,870	$ 171,870
Debt repurchase	(10,220)	0
Deb structure, ending	161,650	171,870
Class 9
SummaryOfBorrowingsLineItems [Line Items]
Deb structure, beginning	171,870	171,870
Debt repurchase	(10,220)	0
Deb structure, ending	$ 161,650	$ 171,870
Rate	9.75%	9.75%
Year of Maturity	2022	2022